Organization and Summary of Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy for Warrant Liabilities
The following table presents the Company’s fair value hierarchy for its warrant liabilities measured at fair value on a recurring basis (in thousands) as of December 31, 2017 and December 31, 2016:

Warrant liabilities	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Balance as of December 31, 2017	$—	$—	$694	$694
Balance as of December 31, 2016	—	$—	$846	$846

Summary of Fair Value Measurements Valuation Assumptions
The following assumptions were used in determining the fair value of the common stock warrant liabilities valued using the Black-Scholes option pricing model as of December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Risk-free interest rate	2.2%-2.2%	1.64%-1.99%
Volatility	89%-89.41%	77.25%-81.03%
Dividend yield	—%	—%
Expected term	5.04-5.17	4.75-6.17
Weighted average fair value	$0.80	$0.49

Schedule of Fair Value Level 3 Reconciliation
The following table is a reconciliation for all liabilities measured at fair value using Level 3 unobservable inputs (in thousands) during the current period:

Warrant liabilities
Balance as of December 31, 2017	$694
Change in fair value measurement of warrant liability	(222)
Warrant liability reclassified to stockholders' equity	(472)
Balance as of September 30, 2018	$—

The following table is a reconciliation for the common stock warrant liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

Warrant liabilities
Balance as of December 31, 2016	$846
Change in fair value measurement of warrant liability	646
Warrant liability reclassified to stockholders' equity	(798)
Balance as of December 31, 2017	$694

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities that could potentially dilute net income (loss) per share in the future are not included in the determination of diluted income (loss) per share as their effect is anti-dilutive (in thousands):

	As of September 30,
	2018	2017
Outstanding stock options	1,031	391
Outstanding warrants	13,095	7,270
Restricted stock units	419	721

The following securities that could potentially decrease net income (loss) per share in the future are not included in the determination of diluted income (loss) per share as their effect is anti-dilutive (in thousands):

	Year Ended December 31,
	2017	2016
Outstanding stock options	368	415
Outstanding warrants	7,084	2,318
Restricted stock units	718	115
	8,170	2,848

Summary of Revenues by Geographic Area
Revenues by geographic area for the Company’s operations are as follows (in thousands):

	Year Ended December 31,
	2017	2016
Europe (1)(2)	$364	$5,093
Canada(1)	142	570
Asia Pacific (1)(2)	—	100
Other(1)(2)	5	—
	$511	$5,763

(1)	As a result of the Ferring Asset Purchase Agreement, all revenues have been reflected as discontinued operations in the statement of operations for all periods presented.

(2)
Amounts included have not been broken out by country as it is impractical to do so given the nature and structure of the license agreements which cover multiple countries and/or territories. The basis for attributing product sales and royalty revenues from external customers to individual countries was based on the geographic location of the end user customer.